Equity (Schedule of Stock Option Activity) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Number of Options
Balance, beginning	2,615,461
Granted	2,038,698
Exercised	(196,003)	(102,511)
Forfeited	(630,962)
Balance, ending	3,827,194
Exercisable	1,457,880
Weighted Average Exercise Price
Balance, beginning	$ 37.21
Granted	20.53
Exercised	13.43
Forfeited	38.40
Balance, ending	29.35
Exercisable	$ 39.17